Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands)
PRC	8,217,522	12,537,331	13,815,469	2,282,153
Non-PRC	(408,343)	(571,894)	(1,630,453)	(269,332)

	7,809,179	11,965,437	12,185,016	2,012,821

Components of Income Tax

Income taxes consist of:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands)
Current income tax	1,337,469	1,888,378	2,006,980	331,530
Income tax refund due to reduced tax rate	(83,907)	(255,189)	(508,686)	(84,029)
Adjustments of deferred tax assets due to reduced tax rates	18,216	—	21,573	3,564
Deferred income tax (benefit) expense	(82,917)	(59,030)	309,063	51,053

	1,188,861	1,574,159	1,828,930	302,118

Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate

The reconciliation of tax computed by applying aforementioned respective statutory income tax rate to pre-tax income is as follows:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands, except for per share data)

Expected taxation at PRC EIT statutory rate	1,952,295	2,991,359	3,046,254	503,205
Effect of differing tax rates in different jurisdictions	43,260	138,931	312,938	51,694
Permanent differences - non-taxable income	(2,804)	(58,157)	(69,673)	(11,509)
Permanent differences - non-deductible expenses	9,989	58,201	168,735	27,872
Tax incentives relating to research and development expenditures	(105,966)	(154,977)	(318,652)	(52,638)
Effect of tax holidays inside PRC	(715,897)	(1,489,331)	(2,131,233)	(352,054)
Over-accrued EIT for previous years	(66,960)	(15,084)	(32,982)	(5,448)
Withholding tax on PRC subsidiaries’ undistributed earnings	—	—	560,243	92,546
Addition to valuation allowance	74,944	103,217	293,300	48,450

Taxation for the year	1,188,861	1,574,159	1,828,930	302,118

Effective tax rate	15.22%	13.16%	15.01%	15.01%
Effect of tax holidays inside PRC on basic earnings per Class A and Class B ordinary share	20.52	42.63	60.92	10.06

Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2012 and 2013 are as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Provision for doubtful receivables	1,655	10,877	1,797
Fixed assets depreciation	13,367	28,785	4,755
Net operating loss carry-forward	333,397	580,963	95,968
Accrued expenses, payroll and others	214,211	479,446	79,199

Deferred tax assets	562,630	1,100,071	181,719
Valuation allowance	(349,012)	(715,287)	(118,157)

Deferred tax assets, net	213,618	384,784	63,562

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Long-lived assets arising from acquisitions	289,482	619,550	102,342
Withholding tax on PRC subsidiaries’ undistributed earnings	—	580,720	95,928

Deferred tax liabilities	289,482	1,200,270	198,270